Fair Value Measurements and Valuation Processes - Summary of Assets and Liabilities Measured at Fair Value (Details) - Level 2 - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets at fair value	£ 714	£ 765	£ 858
Liabilities at fair value	485	468	625
Interest Rate Swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivatives relating to asset at fair value	65	180	250
Derivatives relating to liabilities at fair value	52	255	340
Cross-Currency Swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivatives relating to asset at fair value	466	305	462
Derivatives relating to liabilities at fair value	156	84	67
Forward Foreign Currency Contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivatives relating to asset at fair value	183	280	146
Derivatives relating to liabilities at fair value	£ 277	£ 129	£ 218